CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Affiliate	$ 63,785	$ 58,355	$ 124,649	$ 114,557
Third-party	4,314	4,661	8,190	9,623
Total revenue	68,099	63,016	132,839	124,180
Operating and maintenance expenses	20,724	17,194	40,604	34,863
General and administrative expenses	6,488	6,098	10,779	9,413
Depreciation and amortization	7,091	5,857	13,734	11,340
Total costs and expenses	34,303	29,149	65,117	55,616
Income from operations	33,796	33,867	67,722	68,564
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	(10,029)	(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)	(377)	(759)	(793)
Net income	23,371	25,981	47,349	52,694
Less: Net loss attributable to Predecessor	(1,084)	(1,150)	(2,363)	(2,644)
Less: Net income attributable to noncontrolling interest	4,363	3,820	8,385	7,419
Net income attributable to the partners	20,092	23,311	41,327	47,919
Less: Net income attributable to the IDR holder	3,415	2,107	6,370	3,793
Net income attributable to PBF Logistics LP unitholders	16,677	21,204	34,957	44,126
Operating Segments [Member] | Subsidiary Issuer [Member]
Affiliate	0	0	0	0
Third-party	0	0	0	0
Total revenue	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	6,488	6,098	10,779	9,413
Depreciation and amortization	0	0	0	0
Total costs and expenses	6,488	6,098	10,779	9,413
Income from operations	(6,488)	(6,098)	(10,779)	(9,413)
Equity in earnings (loss) of subsidiaries	40,284	39,965	78,501	77,977
Interest expense, net	(10,029)	(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)	(377)	(759)	(793)
Net income	23,371	25,981	47,349	52,694
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	23,371	25,981	47,349	52,694
Less: Net income attributable to the IDR holder	3,415	2,107	6,370	3,793
Net income attributable to PBF Logistics LP unitholders	19,956	23,874	40,979	48,901
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Affiliate	63,785	58,355	124,649	114,557
Third-party	4,314	4,661	8,190	9,623
Total revenue	68,099	63,016	132,839	124,180
Operating and maintenance expenses	20,724	17,194	40,604	34,863
General and administrative expenses	0	0	0	0
Depreciation and amortization	7,091	5,857	13,734	11,340
Total costs and expenses	27,815	23,051	54,338	46,203
Income from operations	40,284	39,965	78,501	77,977
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	40,284	39,965	78,501	77,977
Less: Net loss attributable to Predecessor			(2,363)	(2,644)
Less: Net income attributable to noncontrolling interest	4,363	(3,820)	8,385	(7,419)
Net income attributable to the partners	37,005	37,295	72,479	73,202
Less: Net income attributable to the IDR holder	0	0	0	0
Net income attributable to PBF Logistics LP unitholders	37,005	37,295	72,479	73,202
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Affiliate	0	0	0	0
Third-party	0	0	0	0
Total revenue	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Total costs and expenses	0	0	0	0
Income from operations	0	0	0	0
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	0	0	0	0
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	0	0	0	0
Less: Net income attributable to the IDR holder	0	0	0	0
Net income attributable to PBF Logistics LP unitholders	0	0	0	0
Consolidation, Eliminations [Member]
Affiliate	0	0	0	0
Third-party	0	0	0	0
Total revenue	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Total costs and expenses	0	0	0	0
Income from operations	0	0	0	0
Equity in earnings (loss) of subsidiaries	(40,284)	(39,965)	(78,501)	(77,977)
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	(40,284)	(39,965)	(78,501)	(77,977)
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	(40,284)	(39,965)	(78,501)	(77,977)
Less: Net income attributable to the IDR holder	0	0	0	0
Net income attributable to PBF Logistics LP unitholders	$ (40,284)	$ (39,965)	$ (78,501)	$ (77,977)